Bank Loans (Details) $ in Thousands		12 Months Ended
	Jul. 28, 2023 USD ($)	Sep. 30, 2024 USD ($)		Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)		Sep. 30, 2022 USD ($)	Jul. 28, 2023 CNY (¥)	Feb. 15, 2023 USD ($)	Feb. 15, 2023 CNY (¥)	Sep. 15, 2022 USD ($)	Sep. 15, 2022 CNY (¥)	Sep. 14, 2022 USD ($)	Sep. 14, 2022 CNY (¥)	Apr. 19, 2022 USD ($)	Apr. 19, 2022 CNY (¥)	Jan. 16, 2022 USD ($)	Jan. 16, 2022 CNY (¥)
Bank Loans [Line Items]
Short term loan maturing term		1 year		1 year
Loan amount					$ 33,717
Loan amount obtained		3,334,473			3,207,237
Repayment of principal amount					$ 7,307,218		$ 375,389
Weighted average annual interest rate		6.60%		6.60%	6.80%		7.90%
Interest expenses on loans		$ 214,519			$ 317,918		$ 158,173
China Construction Bank [Member]
Bank Loans [Line Items]
Lines of credit with a term	1 year
Loan amount					33,717
Agricultural Bank of China [Member]
Bank Loans [Line Items]
Fixed interest rate per annum	3.90%							3.90%
Longwan RCB [Member]
Bank Loans [Line Items]
Loan amount obtained											$ 265,048	¥ 1,860,000	$ 854,993	¥ 6,000,000	$ 370,497	¥ 2,600,000	$ 698,244	¥ 4,900,000
Fixed annual interest rate											8.10%	8.10%	5.45%	5.45%	8.10%	8.10%	4.56%	4.56%
Repayment of principal amount		65,549		¥ 460,000
Wenzhou Minshang Bank [Member]
Bank Loans [Line Items]
Loan amount obtained		$ 1,211,240	[1]		$ 1,165,022	[1]			$ 1,211,240	¥ 8,500,000
Fixed annual interest rate									7.50%	7.50%
China Construction Bank [Member] | Short-Term Debt [Member]
Bank Loans [Line Items]
Loan amount	$ 33,717							¥ 246,000

[1]	On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,211,240 (or RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.